Financial income and expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial Income And Expense [Abstract]
Interest income	$ 18
Financial income	18
Interest expense on lease liabilities	(1)	(1)
Kreos Loan facility fee expense	(556)
Other interest expenses and bank charges	(61)	(22)
Changes in fair value of Convertible loans	(4)
Financial expense	(622)	(23)
Foreign exchange differences, net	$ 1,126	$ 496